Overview (Tables)	12 Months Ended
Mar. 31, 2026
Overview [Abstract]
Schedule of Subsidiaries

The details of its subsidiaries are as follows:

Name of subsidiary		Percentage of effective ownership held by the Company
(Country of incorporation and principal place of business)	Principal activities	March 31, 2025	March 31, 2026
Padachi M Venture Limited (BVI) (“PMV”)	Investment holding	100%	100%
Prospect Focus Limited (Hong Kong) (“PFL”)	Trading of handbags, small leather goods and accessories	100%	100%
FMF Manufacturing Co., Ltd. (Cambodia) (“FMF”)	Manufacturing of handbags, small leather goods and accessories	100%	100%